Exhibit 99.1

Benchmark 2020-IG2 Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2020-IG2

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

4 May 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282

Re:	Benchmark 2020-IG2 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-IG2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 May 2020

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 12 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”) and Goldman Sachs Mortgage Company (“Goldman,” together with GACC and JP Morgan, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in May 2020 (or, in the case of any mortgage loan that has its first due date after May 2020, if any, the date that would have been its due date in May 2020 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”) and
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 12

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

Tower 333	Draft Loan Modification Agreement

Chase Center Tower I	Draft Loan Modification Agreement

Chase Center Tower II	Draft Loan Modification Agreement

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

7.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) or Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD,” as shown on the Final Data File, for the “Original Interest Only Period (Months)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

Attachment A Page 4 of 12

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity or ARD Date,
f.	Interest Rate,
g.	Monthly Debt Service Payment (Initial) and
h.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”) and
ii.	The “Maturity or ARD Date” (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity or ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Payment (After IO),” as shown on the Final Data File, on the “Maturity or ARD Date.”

Attachment A Page 5 of 12

13.	For any Mortgage Loan on the Final Data File with the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Stonemont Net Lease Portfolio Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Existing Additional Sub Debt Amount”) using information in the applicable Secondary Financing Documents (as defined herein), information in the applicable Data Source(s) (as defined herein) and/or any applicable information contained in Table A2 in Exhibit 2 to Attachment A, as applicable, assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s) (as defined herein).

For the Stonemont Net Lease Portfolio Mortgage Loan, which has the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Applicable information that is located in the applicable Data Source(s) and/or Secondary Financing Documents and
b.	Stonemont Mezzanine Cut-off Date Balance (as defined herein)

to recalculate the aggregate principal balance of the additional subordinate debt related to the Stonemont Net Lease Portfolio Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding “Existing Additional Sub Debt Amount” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that has the “Existing Additional Sub Debt (Yes/No)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Sub Debt Amount” characteristic.

Attachment A Page 6 of 12

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information on the Final Data File, the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and as of the “Maturity or ARD Date,” as applicable, of the Pari Passu Mortgage Loan (the “Non-Trust Pari Passu Balloon Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Non-Trust Pari Passu Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date,” as applicable, of the related Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date, as applicable, and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

Attachment A Page 7 of 12

15.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	UW NOI DSCR (Current),
iv.	UW NCF DSCR (Current),
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield,
vii.	NOI Debt Yield at Maturity,
viii.	NCF Debt Yield at Maturity,
ix.	Unadjusted U/W NOI Debt Yield,
x.	Unadjusted U/W NCF Debt Yield,
xi.	Cut-off Date LTV Ratio,
xii.	"As is" Cut-off Date LTV,
xiii.	LTV Ratio at Maturity or ARD,
xiv.	Unadjusted LTV at Cut-off,
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	% of Initial Pool Balance,
xvii.	Annual Debt Service ($) and
xviii.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)

of each Mortgage Loan, and with respect to Items xvi. and xviii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through iv. above to two decimal places,
(b)	Round the characteristics listed in v. through xv. above to the nearest 1/10th of one percent,
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristics listed in xi. and xiii. through xv. above and
(d)	Use the ““As Is” Appraisal Value” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristic listed in xii. above.

Attachment A Page 8 of 12

15. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Underwritten NOI Debt Yield,
f.	Underwritten NCF Debt Yield,
g.	NOI Debt Yield at Maturity,
h.	NCF Debt Yield at Maturity,
i.	Unadjusted U/W NOI Debt Yield,
j.	Unadjusted U/W NCF Debt Yield,
k.	Cut-off Date LTV Ratio,
l.	"As is" Cut-off Date LTV,
m.	LTV Ratio at Maturity or ARD,
n.	Unadjusted LTV at Cut-off and
o.	Unadjusted Maturity Date LTV Ratio

for the applicable Multiple Property Loan as the value for each of the characteristics listed above for each Underlying Property associated with such Multiple Property Loan.

For any Mortgage Loans on the Final Data File with the “Crossed With Other Loans” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through xv. and xviii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralized loan group.

For any Mortgage Loan on the Final Data File with the “Earnout/Holdback” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Unadjusted U/W NOI Debt Yield,
b.	Unadjusted U/W NCF Debt Yield,
c.	Unadjusted LTV at Cut-off and
d.	Unadjusted Maturity Date LTV Ratio

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the applicable combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.         Monthly Debt Service Payment (After IO) and

b.         Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

Attachment A Page 9 of 12

15. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the applicable combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.         Monthly Debt Service Payment (Initial) and

b.         Non-Trust Pari Passu Monthly Debt Service Payment (Initial),

as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Cut-off Date Balance,

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI Debt Yield,
ii.	Unadjusted U/W NOI Debt Yield,
iii.	Unadjusted U/W NCF Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	Cut-off Date LTV Ratio,
vi.	"As is" Cut-off Date LTV,
vii.	Unadjusted LTV at Cut-off and
viii.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Maturity or ARD Balance ($) and
b.	Non-Trust Pari Passu Balloon Balance,

as shown on the Final Data File, to recalculate the:

i.          NOI Debt Yield at Maturity,

ii.         NCF Debt Yield at Maturity,

iii.        LTV Ratio at Maturity or ARD and

iv.        Unadjusted Maturity LTV Ratio

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 10 of 12

16.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

17.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or Secondary Financing Documents, as applicable,
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
d.	For the Stonemont Net Lease Portfolio Mortgage Loan, in addition to a. through c. above:
i.	The Stonemont Mezzanine Cut-off Date Balance and
ii.	The Stonemont Mezzanine Maturity Date Balance (as defined herein),

we recalculated the:

i.          Total Debt UW NOI DSCR (After IO Period),

ii.	Total Debt UW NCF DSCR (After IO Period),
iii.	Total Debt U/W NOI Debt Yield,
iv.	Total Debt U/W NCF Debt Yield,
v.	Total Debt LTV at Cut-off,
vi.	Total Debt LTV at Maturity,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of any Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through ii. above to two decimal places,
(b)	Round the characteristics listed in iii. through viii. above to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristics listed in v. through vi. above.

Attachment A Page 11 of 12

17. (continued)

For any Mortgage Loans on the Final Data File with the “Crossed With Other Loans” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through x. above on an aggregate basis for those Mortgage Loans in the same cross-collateralized loan group.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed above.

18.	Using the:
a.	Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),
b.	Largest Tenant Sq. Ft.,
c.	2nd Largest Tenant Sq. Ft.,
d.	3rd Largest Tenant Sq. Ft.,
e.	4th Largest Tenant Sq. Ft. and
f.	5th Largest Tenant Sq. Ft.,

as shown on the Final Data File, we calculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of each mortgaged property (except for the mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File which has the “General Property Type” as “Mixed Use” and the “Detailed Property Type” contains “Multifamily” (each, a “Mixed Use with Multifamily Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads)” to recalculate the:

a.	Major % of Sq. Ft. # 1,
b.	Major % of Sq. Ft. # 2,
c.	Major % of Sq. Ft. # 3,
d.	Major % of Sq. Ft. # 4 and
e.	Major % of Sq. Ft. # 5

of each Mixed Use with Multifamily Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

Attachment A Page 12 of 12

19.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicing Fee,
c.	Sub Servicer Fee Rate,
d.	Pari Passu Primary Servicing Fee,
e.	Trustee/Administrator Fee,
f.	CREFC Fee and
g.	Operating Advisor Fee,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Sellers

• Moffett Towers Buildings A, B & C • Stonemont Net Lease Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Whole Loan (as defined herein) that are stated in the applicable Data Source(s) (as defined herein)

• N/A	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Notes:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Notes 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Renovation Cost Schedule
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy As-of Date (see Notes 1 and 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll
Second Most Recent Occupancy Date (see Note 1)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll
Third Most Recent Occupancy Date (see Note 1)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report or Portfolio Appraisal Report
Appraisal As-of Date (see Note 5)	Appraisal Report or Portfolio Appraisal Report
”As is” Appraisal Value	Appraisal Report or Portfolio Appraisal Report
”As is” Date of Valuation	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 6)	Phase II Environmental Report
Date of Seismic Report (see Note 7)	Seismic Report
PML/SEL (%) (see Note 7)	Seismic Report
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
In Flood Zone (Y/N) (see Note 8)	Insurance Review Document, Engineering Report or http://www.floodmaps.com/zones.htm

Insurance Information: (see Note 9)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Note 10)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 11)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Historical Financial & Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($) (see Note 14)	Underwriter’s Summary Report
Third Most Recent NOI ($) (see Note 14)	Underwriter’s Summary Report
Third Most Recent Capital Items (see Note 14)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($) (see Note 14)	Underwriter’s Summary Report
Second Most Recent NOI ($) (see Note 14)	Underwriter’s Summary Report
Second Most Recent Capital Items (see Note 14)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 14)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 14)	Underwriter’s Summary Report
Most Recent Capital Items (see Note 14)	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 14)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 14)	Underwriter’s Summary Report
Underwritten Reserves ($) (see Note 14)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 15)	Underwriter’s Summary Report
RevPAR ($) (see Note 15)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserves Description	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement or Loan Modification Agreement
Tax Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Insurance Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Replacement Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Other Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Earnout/Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Environmental Indemnity
Original Balance ($) (see Note 16)

For all Mortgage Loans:

•             Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•             Multiple Property Loan Calculation Methodologies

Interest Rate	Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Initial) (see Notes 16 and 17)	Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 16 and 17)	Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 16)	Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Monthly Debt Service Payment (Initial) (see Note 16)	Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 20)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 20)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 21 & 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Side Letter
Prepayment Type (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 21 and 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 21 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 21 and 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No) (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross-Collateralization Agreement
Partial Prepayment or Release Description (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross-Collateralization Agreement
SPE	Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement
Ownership Interest (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment ($)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Rent Breakdown or Ground Lease Payment Support
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
TIC	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Sub Debt (Yes/No) (see Note 25)	Promissory Note, Note Splitter Agreement, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Sub Debt Description (see Note 25)	Promissory Note, Note Splitter Agreement, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Interest Rate (see Note 26)	Promissory Note, Note Splitter Agreement, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Loan Interest Rate	Promissory Note, Note Splitter Agreement, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Future Debt Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Loan Agreement or Loan Modification Agreement
Substitution Description	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement or Management Agreement
Previous Securitization (see Note 27)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

525 Market Street	NAP	Second Most Recent Occupancy Date	12/31/2018
		Third Most Recent Occupancy Date	12/31/2017

Moffett Towers Buildings A, B & C	NAP	Second Most Recent Occupancy Date Third Most Recent Occupancy Date	12/31/2018 12/31/2017
	Moffett Towers Building A	Second Most Recent Occupancy Date Third Most Recent Occupancy Date	12/31/2018 12/31/2017
	Moffett Towers Building B	Second Most Recent Occupancy Date Third Most Recent Occupancy Date	12/31/2018 12/31/2017
	Moffett Towers Building C	Second Most Recent Occupancy Date Third Most Recent Occupancy Date	12/31/2018 12/31/2017

55 Hudson Yards	NAP	Ownership Interest	Fee Simple

Tower 333	NAP	Occupancy As-of Date	10/1/2020

Exhibit 2 to Attachment A

Notes: (continued)

1. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “General Property Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged property identified on the Combined Data File as “1501 Broadway,” which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

4.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year.

For any mortgaged property on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes” (except for any mortgaged property described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

For each Underlying Property associated with the Stonemont Net Lease Portfolio Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “5/1/2020” for the “Occupancy As-of Date” characteristic.

For the mortgaged properties identified on the Combined Data File as “Moffett Towers Building A” and “Moffett Towers Building B,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1/1/2021” for the “Occupancy As-of Date” characteristic.

5.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraisal Value As Is / Stabilized” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

8.	For the purpose of comparing the “In Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone (Y/N)” characteristic.

9.	For the purpose of comparing the “Insurance Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s), even if such Source Document(s) expired prior to the Cut-off Date.

10.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the latest lease expiration date, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

13.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the indicated characteristics for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”) and “Mortgage Loan Seller” characteristic containing “JPMCB,” we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “expenses” and to decrease the applicable “capital items,” “reserves” and “NOI,” as applicable, that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

15.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Hospitality Properties. For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and “RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for any Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the underwriter’s summary report Source Document.

16.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt,” “B Note,” “B-Note” or “C-Note” in the “Existing Additional Sub Debt Description” characteristic (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each, a “Subordinate Companion Loan”).

With respect to the Pari Passu Mortgage Loan with Subordinate Secured Debt identified on the Combined Data File as “Stonemont Net Lease Portfolio” (the “Stonemont Net Lease Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the related Whole Loan has fixed and floating rate components, and is comprised of the Stonemont Net Lease Portfolio Mortgage Loan, which is a fixed rate component of the related Whole Loan and an asset of the Issuing Entity, and certain:

a.	Fixed rate Companion Loan(s) (the “Stonemont Senior Fixed Rate Components”),
b.	Floating rate Companion Loan(s) (the “Stonemont Senior Floating Rate Components”),
c.	Fixed rate Subordinate Companion Loan(s) (the “Stonemont Subordinate Fixed Rate Components”) and
d.	Floating rate Subordinate Companion Loan(s) (“Stonemont Subordinate Floating Rate Components”)

that will not be assets of the Issuing Entity.

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Tower 333	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$70,000,000 $79,300,000 $112,000,000	Client Provided Schedule

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$70,000,000 $931,000,000 $249,000,000	Client Provided Schedule

Stonemont Net Lease Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$70,000,000 $353,200,000 $501,800,000	Client Provided Schedule

City National Plaza	Mortgage Loan Companion Loan(s)	$70,000,000 $480,000,000	Client Provided Schedule

1501 Broadway	Mortgage Loan Companion Loan(s)	$70,000,000 $130,000,000	Client Provided Schedule

Moffett Towers Buildings A, B & C	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$69,450,000 $373,550,000 $327,000,000	Client Provided Schedule

Chase Center Tower I	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$54,641,250 $91,068,750 $178,090,000	Client Provided Schedule

Chase Center Tower II	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$46,608,750 $77,681,250 $151,910,000	Client Provided Schedule

525 Market Street	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$40,000,000 $430,000,000 $212,000,000	Client Provided Schedule

55 Hudson Yards	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$34,450,000 $910,550,000 $300,000,000	Client Provided Schedule

225 Bush	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$30,000,000 $173,600,000 $146,400,000	Client Provided Schedule

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

181 West Madison	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$13,900,000 $94,000,000 $132,100,000	Loan Agreement and Promissory Notes

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” as the “Amortization Type” on the Combined Data File, which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File (except for the Stonemont Net Lease Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.         365/360.

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for the Stonemont Net Lease Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The weighted average interest rate for the related Companion Loan(s), calculated using:
i.	For the Stonemont Senior Floating Rate Components, the margin, as shown in the applicable Data Source(s) and a LIBOR assumption of 1.50000%, which was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, and
ii.	For the Stonemont Senior Fixed Rate Components, the “Interest Rate,” as shown on the Combined Data File,

weighted by the original principal balance of the corresponding Companion Loan(s), as shown on the applicable Data Source(s), and

c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon, ARD” or “Fully Amortizing” as the “Amortization Type” on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

16. (continued)

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” as the “Amortization Type” on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined herein), as shown on the Combined Data File, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months),” as shown on the Combined Data File, based on the ratio of the “Non-Trust Pari Passu Original Balance” of the Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristic for any Partial I/O Pari Passu Mortgage Loan, which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (each, an “Interest Only Loan”), which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.         365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (each, a “Partial I/O Loan”), which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Partial I/O Loan (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment following the expiration of the “Original Interest Only Period (Months),” as shown on the Combined Data File.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon, ARD” or “Fully Amortizing” (each, an “Amortizing Loan”) (except for any Amortizing Pari Passu Mortgage Loan(s), which are described above) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the “Maturity or ARD Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “First Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the “Lockbox” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

21.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contain one of the following defined terms:

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the Mortgage Loan identified on the Combined Data File as “Tower 333” (the “Tower 333 Mortgage Loan”), the loan agreement Source Document contains the following:

If Amazon Tenant returns the Amazon Contingent Payment to or for the benefit of Borrower or Seller on or before the tenth (10th) Business Day after the Closing Date, then Borrower shall cause Current Mezzanine Loan Borrower to prepay the Current Mezzanine Loan in the amount $6,611,633, which prepayment shall be made in accordance with the Current Mezzanine Loan Documents. If Amazon Tenant does not return the Amazon Contingent Payment to or for the benefit of Borrower or Seller on or before the tenth (10th) Business Day after the Closing Date, but Amazon Tenant subsequently returns the Contingent Payment to or for the benefit of Borrower or Seller, then Borrower shall, within ten (10) Business Days thereafter, either, at Borrower’s option:

(i) prepay the Loan (and cause Current Mezzanine Loan Borrower to prepay the Current Mezzanine Loan) in the aggregate amount of $6,611,633 (such aggregate prepayment to be allocated between the Loan and the Current Mezzanine Loan on a pro rata basis in accordance with their respective outstanding principal balances at the time of such prepayment), such prepayments to be in accordance with this Agreement (including Section 2.4.6 hereof) and the Current Mezzanine Loan Documents, which partial prepayment of the Loan may be made (and may be made prior to the Prepayment Lockout Expiration Date) notwithstanding paragraph (a) above; or

(ii) Borrower shall deposit $6,611,633 into the Amazon Contingent Payment Account, to be held and applied by Lender in accordance with Section 6.2 hereof.

For the purpose of comparing the indicated characteristics for the Tower 333 Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the provisions related to the Amazon Contingent Payment described above.

23.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Expiration Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the open period.

24.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

25.	For the purpose of comparing the:
a.	Existing Additional Sub Debt (Yes/No) and
b.	Existing Additional Sub Debt Description

characteristics, either:

i.	The promissory note, note splitter agreement, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, C-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

25. (continued)

For the purpose of comparing the:

a.         Existing Additional Sub Debt (Yes/No) and

b.         Existing Additional Sub Debt Description

characteristics for any Mortgage Loan with Additional Debt (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For the Stonemont Net Lease Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the related mezzanine loan (the “Stonemont Net Lease Portfolio Mezzanine Loan”) has a principal balance of:

a.	$84,000,000.00 as of the origination of the Stonemont Net Lease Portfolio Mezzanine Loan, as shown in the applicable Data Source(s),
b.	$78,157,104.15 (the “Stonemont Mezzanine Cut-off Date Balance”) as of the Cut-off Date and
c.	$0.00 (the “Stonemont Mezzanine Maturity Date Balance”) as of the maturity date of the Stonemont Net Lease Portfolio Mezzanine Loan.

For the purpose of comparing the “Existing Additional Sub Debt Description” characteristic for the Stonemont Net Lease Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$501,800,000 B-Note; $84,000,000 Mezzanine.”

For any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Existing Additional Sub Debt (Yes/No)” characteristic and
b.	“None” for the “Existing Additional Sub Debt Description” characteristic.

26.	For the purpose of comparing the “Whole Loan Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one Subordinate Companion Loan (except for the Stonemont Net Lease Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related Subordinate Companion Loan(s), weighted by the original principal balances of the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A

Notes: (continued)

26. (continued)

For the purpose of comparing the “Whole Loan Interest Rate” characteristic for the Stonemont Net Lease Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of:

a.	The interest rate related to the Stonemont Subordinate Fixed Rate Components, as shown in the applicable Data Source(s) and
b.	The interest rate related to the Stonemont Subordinate Floating Rate Components, calculated using the margin, as shown in the applicable Data Source(s), and a LIBOR assumption of 1.50000%, which was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, weighted by the original principal balances of the Stonemont Subordinate Fixed Rate Components and Stonemont Subordinate Floating Rate Components.

27.	For any Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (each, a “Previously Securitized Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Earnout/Holdback Description
Loan Purpose
Owner Occupancy > 5%
Sponsor
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Reserve Adjusted Loan Amount
Controlling Note (Yes/No)
Non-Trust Pari Passu Original Balance
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Sub Servicer Cashiering
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Operating Advisor Fee
CREFC Fee
Pari Passu Primary Servicing Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.